UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2007
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      252,120
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                        COM            88579Y101    1,032    13,500 SH       DEFINED                13,500      0    0
ADOBE SYS INC                COM            00724F101    1,247    29,900 SH       DEFINED                29,900      0    0
ALTRIA GROUP INC             COM            02209S103    1,818    20,700 SH       DEFINED                20,700      0    0
AMERICAN INTL GROUP INC      COM            026874107    1,405    20,900 SH       DEFINED                20,900      0    0
AMGEN INC                    COM            031162100      933    16,700 SH       DEFINED                16,700      0    0
AUTOZONE INC                 COM            053332102    1,717    13,400 SH       DEFINED                13,400      0    0
BANK NEW YORK INC            COM            064057102    1,975    48,700 SH       DEFINED                48,700      0    0
BARR PHARMACEUTICALS INC     COM            068306109      973    21,000 SH       DEFINED                21,000      0    0
BECTON DICKINSON & CO        COM            075887109    2,145    27,900 SH       DEFINED                27,900      0    0
CITIGROUP INC                COM            172967101    1,576    30,700 SH       DEFINED                30,700      0    0
COCA COLA CO                 COM            191216100    1,205    25,100 SH       DEFINED                25,100      0    0
CONOCOPHILLIPS               COM            20825C104    1,572    23,000 SH       DEFINED                23,000      0    0
CVS CORP                     COM            126650100    1,169    34,235 SH       DEFINED                34,235      0    0
DARDEN RESTAURANTS INC       COM            237194105    1,096    26,600 SH       DEFINED                26,600      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      751    15,200 SH       DEFINED                15,200      0    0
EATON CORP                   COM            278058102    2,331    27,900 SH       DEFINED                27,900      0    0
ELECTRONIC ARTS INC          COM            285512109      841    16,700 SH       DEFINED                16,700      0    0
EMERSON ELEC CO              COM            291011104    1,250    29,000 SH       DEFINED                29,000      0    0
ENTERGY CORP NEW             COM            29364G103    2,004    19,100 SH       DEFINED                19,100      0    0
EXELON CORP                  COM            30161N101    1,305    19,000 SH       DEFINED                19,000      0    0
EXXON MOBIL CORP             COM            30231G102    1,811    24,000 SH       DEFINED                24,000      0    0
FEDERATED DEPT STORES INC DE COM            31410H101    1,406    31,200 SH       DEFINED                31,200      0    0
FIRST DATA CORP              COM            319963104    1,264    47,000 SH       DEFINED                47,000      0    0
GOODRICH CORP                COM            382388106    1,441    28,000 SH       DEFINED                28,000      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    1,320    14,000 SH       DEFINED                14,000      0    0
INTUIT                       COM            461202103    1,094    40,000 SH       DEFINED                40,000      0    0
JOHNSON & JOHNSON            COM            478160104    1,006    16,700 SH       DEFINED                16,700      0    0
JOHNSON CTLS INC             COM            478366107    2,545    26,900 SH       DEFINED                26,900      0    0
LINEAR TECHNOLOGY CORP       COM            535678106      806    25,500 SH       DEFINED                25,500      0    0
MARSHALL & ILSLEY CORP       COM            571834100    1,250    27,000 SH       DEFINED                27,000      0    0
MCGRAW HILL COS INC          COM            580645109    1,918    30,500 SH       DEFINED                30,500      0    0
MERRILL LYNCH & CO INC       COM            590188108    1,143    14,000 SH       DEFINED                14,000      0    0
MICROSOFT CORP               COM            594918104    1,555    55,800 SH       DEFINED                55,800      0    0
NIKE INC                     CL B           654106103    1,381    13,000 SH       DEFINED                13,000      0    0
NOBLE CORPORATION            SHS            G65422100    2,187    27,800 SH       DEFINED                27,800      0    0
NORFOLK SOUTHERN CORP        COM            655844108    1,832    36,200 SH       DEFINED                36,200      0    0
NUCOR CORP                   COM            670346105    1,303    20,000 SH       DEFINED                20,000      0    0
PROCTER & GAMBLE CO          COM            742718109    1,750    27,700 SH       DEFINED                27,700      0    0
RAYTHEON CO                  COM NEW        755111507    1,464    27,900 SH       DEFINED                27,900      0    0
SPDR TR                      UNIT SER 1     78462F103  184,600 1,300,000 SH       SOLE                1,300,000      0    0
SPRINT NEXTEL CORP           COM FON        852061100    1,193    62,900 SH       DEFINED                62,900      0    0
TRAVELERS COMPANIES INC      COM            89417E109    1,444    27,900 SH       DEFINED                27,900      0    0
US BANCORP DEL               COM NEW        902973304    1,469    42,000 SH       DEFINED                42,000      0    0
VERIZON COMMUNICATIONS       COM            92343V104      758    20,000 SH       DEFINED                20,000      0    0
WACHOVIA CORP 2ND NEW        COM            929903102    1,156    21,000 SH       DEFINED                21,000      0    0
WALGREEN CO                  COM            931422109      688    15,000 SH       DEFINED                15,000      0    0
WELLPOINT INC                COM            94973V107    2,263    27,900 SH       DEFINED                27,900      0    0
WELLS FARGO & CO NEW         COM            949746101    1,728    50,200 SH       DEFINED                50,200      0    0
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